Business Segments (Details) - Schedule of Business Segments - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue
Services					$ 3,379,655	$ 4,201,414
Sales of parts and equipment					3,322,944	2,178,611
Furniture and appliances revenue	$ 3,145,955	$ 3,141,313	$ 9,762,939	$ 4,327,294	7,625,222
Construction	1,338,428		4,169,305		1,120,224
Total Revenue	6,735,028	3,141,313	18,163,257	4,327,294	15,448,045	6,380,025
Total cost of sales	4,573,123	2,429,714	12,348,594	3,353,608	9,406,228	1,830,067
Total operating expenses					8,564,223	5,868,713
Loss from operations					(2,522,406)	(1,318,755)
Retail & Appliances [Member]
Revenue
Services
Sales of parts and equipment
Furniture and appliances revenue					7,625,222
Construction
Total Revenue					7,625,222
Total cost of sales	$ 2,300,664	$ 2,429,714	$ 7,409,913	$ 3,353,608	5,866,414
Total operating expenses					1,986,775
Loss from operations					(227,967)
Land Management Services [Member]
Revenue
Services					3,379,655	4,201,414
Sales of parts and equipment					3,322,944	2,178,611
Furniture and appliances revenue
Construction
Total Revenue					6,702,599	6,380,025
Total cost of sales					2,874,792	1,830,067
Total operating expenses					5,000,313	5,707,272
Loss from operations					(1,172,506)	(1,157,314)
Corporate Services [Member]
Revenue
Services
Sales of parts and equipment
Furniture and appliances revenue
Construction
Total Revenue
Total cost of sales
Total operating expenses					896,095	161,441
Loss from operations					(896,095)	(161,441)
Construction [Member]
Revenue
Services
Sales of parts and equipment
Furniture and appliances revenue
Construction					1,120,224
Total Revenue					1,120,224
Total cost of sales					665,022
Total operating expenses					681,040
Loss from operations					$ (225,838)